Income Taxes	12 Months Ended
Dec. 31, 2019
Disclosure of income taxes [Abstract]
Income Taxes
Note 27 – Income Taxes

A.	Components of the Income Taxes

	For the Year Ended December 31,
	2019	2018	2017
	$ Thousands
Current taxes on income
In respect of current year*	2,569	1,878	64,291
In respect of prior years	(18)	(48)	44
Deferred tax income
Creation and reversal of temporary differences	14,124	9,669	8,474
Total taxes on income	16,675	11,499	72,809

No previously unrecognized tax benefits were used in 2017, 2018 or 2019 to reduce our current tax expense.

*
Current taxes on income in 2017 include $61 million taxes payable in connection with a restructuring to simplify the holding structure of some of the companies remaining in the Kenon group subsequent to the Inkia transaction. As a result of this restructuring (which was substantially completed in January 2018), Kenon holds its interest in OPC directly. Kenon does not expect any further tax liability in relation to any future sales of its interest in OPC.

B.	Reconciliation between the theoretical tax expense (benefit) on the pre-tax income (loss) and the actual income tax expenses

	For the Year Ended December 31,
	2019	2018	2017
	$ Thousands
(Loss)/profit from continuing operations before income taxes	(5,536)	461,968	(135,636)
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	(941)	78,535	(23,058)

Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group’s share in losses of associated companies	7,043	18,215	20,924
Income subject to tax at a different tax rate	5,960	2,632	63,446
Non-deductible expenses	5,408	6,752	12,850
Exempt income	(4,714)	(97,664)	(7,006)
Taxes in respect of prior years	(18)	(48)	44
Changes in temporary differences in respect of which deferred taxes are not recognized	-	(4)	4,285
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	3,946	2,883	350
Differences between the measurement base of income reported for tax purposes and the income reported in the financial statements	-	-	13
Other differences	(9)	198	961
Taxes on income included in the statement of profit and loss	16,675	11,499	72,809

C.	Deferred tax assets and liabilities

1.	Deferred tax assets and liabilities recognized

The deferred taxes are calculated based on the tax rate expected to apply at the time of the reversal as detailed below. Deferred taxes in respect of subsidiaries were calculated based on the tax rates relevant for each country.

The deferred tax assets and liabilities are derived from the following items:

	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Other*	Total
	$ Thousands
Balance of deferred tax asset (liability) as at January 1, 2018	(90,168)	35,449	1,531	(53,188)
Changes recorded on the statement of profit and loss	4,532	(14,695)	494	(9,669)
Changes recorded in other comprehensive income	-	-	(104)	(104)
Translation differences	6,577	(2,064)	13	4,526
Balance of deferred tax asset (liability) as at December 31, 2018	(79,059)	18,690	1,934	(58,435)
Changes recorded on the statement of profit and loss	2,843	(17,213)	246	(14,124)
Changes recorded in other comprehensive income	-	-	252	252
Change as a result of sale of subsidiary	-	-	10	10
Translation differences	(6,589)	1,041	(202)	(5,750)
Balance of deferred tax asset (liability) as at December 31, 2019	(82,805)	2,518	2,240	(78,047)

*	This amount includes deferred tax arising from derivative instruments, intangibles, undistributed profits, non-monetary items and trade receivables distribution.

2.	The deferred taxes are presented in the statements of financial position as follows:

	As at December 31,
	2019	2018
	$ Thousands
As part of non-current assets	1,516	632
As part of non-current liabilities	(79,563)	(59,067)
	(78,047)	(58,435)

Income tax rate in Israel is 23%, 23% and 24% for the years ended December 31, 2019 and December 31, 2018 and 2017, respectively.

On January 4, 2016, Amendment 216 to the Income Tax Ordinance (New Version) – 1961 (hereinafter – “the Ordinance”) was passed in the Knesset. As part of the amendment, OPC’s and Hadera’s income tax rate was reduced by 1.5% to a rate of 25% as from 2016. Furthermore, on December 22, 2016 the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.

As a result of reducing the tax rate to 23%, the deferred tax balance as at December 31, 2019 and 2018 were calculated according to the new tax rates specified in the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the years 2017 and 2018), at the tax rate expected to apply on the reversal date.

3.	Tax and deferred tax liabilities not recorded

As at December 31, 2019 and 2018, deferred tax liabilities in the amount of approximately $37 million (2018: $31 million) in respect of temporary differences in the amount of approximately $162 million (2018: $125 million) relating to investment in subsidiaries were not recognized since there is no firm decision whether to sell these subsidiaries, and there is no plan to sell them in the foreseeable future.

Pursuant to Israeli tax law, there is no time limit on the utilization of tax losses and the utilization of the deductible temporary differences. Deferred tax assets were not recognized for these items, since it is not expected that there will be taxable income in the future, against which the tax benefits can be utilized.

	As at December 31,
	2019	2018
	$ Thousands
Losses for tax purposes	35,041	20,817
Deductible temporary differences	3,584	652
	38,625	21,469

4.	Tax in Singapore

In Singapore, under its one-tier corporate taxation system, profits are taxed at the corporate level at 17% and this is a final tax. Dividends paid by a Singapore resident company under the one-tier corporate tax system should not be taxable.

A Company is liable to pay tax in Singapore on income that is:

•	Accrued in or derived from Singapore; or
•	Received in Singapore from outside of Singapore.

Certain categories of foreign sourced income including,

•	dividend income;
•	trade or business profits of a foreign branch; or
•	service fee income derived from a business, trade or profession carried on through a fixed place of operation in a foreign jurisdiction may be exempted from tax in Singapore.

Tax exemption should be granted when all of the three conditions below are met:

1.	The highest corporate tax rate (headline tax rate) of the foreign jurisdiction from which the income is received is at least 15% at the time the foreign income is received in Singapore;

2.
The foreign income had been subjected to tax in the foreign jurisdiction from which they were received (known as the "subject to tax" condition). The rate at which the foreign income was taxed can be different from the headline tax rate; and

3.	The Tax Comptroller is satisfied that the tax exemption would be beneficial to the person resident in Singapore.

The Comptroller will regard the "subject to tax" condition as having been met if the income is exempt from tax in the foreign jurisdiction due to tax incentive granted for substantive business activities carried out in that jurisdiction.
Extension of safe habour under Singapore Budget 2016

Singapore does not impose taxes on disposal gains, which are considered to be capital in nature, but imposes tax on income and gains of a trading nature. As such, whenever a gain is realized on the disposal of an asset, the practice of the IRAS is to rely upon a set of commonly-applied rules in determining the question of capital (not taxable) or revenue (taxable). Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company between June 1, 2012 and May 31, 2022 (extended from May 31, 2017 to May 31, 2022) are generally not taxable if, immediately prior to the date of such disposal, the divesting company has held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months. Subsequent to year end, under the Singapore Budget 2020, the safe harbor rule was extended to beyond its current sunset of May 31, 2022. The extended safe harbor end-date has not yet been formally legislated. Further details are expected to be released by the end of June 2020.